Organization and Principal Activities (Details)	Jun. 30, 2026	Oct. 24, 2023	Oct. 12, 2023	Oct. 07, 2023	Sep. 08, 2023	Aug. 25, 2023
Star Fashion (Xiamen) [Member]
Organization and Principal Activities [Line Items]
Percentage of ownership holding after capital injection agreement	99.99%
Star Fashion (Xiamen) [Member]
Organization and Principal Activities [Line Items]
Number of shareholders participated in share transfer agreement						1
Percentage of equity interest transferred through mutual share transfer agreement						5.00%
Ownership interest percentage by shareholders after capital injection agreement	0.01%	0.01%
Third Party Investor [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest transferred through mutual share transfer agreement			5.00%		5.00%
WFOE [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest transferred through mutual share transfer agreement				95.00%
Star Fashion (Hong Kong) [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest transferred through mutual share transfer agreement				5.00%